Capital Reorganization (Details) - Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired (Parentheticals)	Dec. 31, 2023 shares
Class A ordinary shares [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Ordinary shares	10,092,134
Class B ordinary shares [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Ordinary shares	14,874,838